Financial Instruments and Fair Value Disclosures	3 Months Ended
Dec. 31, 2018
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
7.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, trade accounts receivable and amounts due from related party. The principal financial liabilities of the Company consist of trade accounts payable.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

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Cash and cash equivalents, trade accounts receivable, amounts due from related party and trade accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature. The carrying value of these instruments is separately reflected in the accompanying consolidated balance sheets.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition.

Derivative financial instruments: The Company is exposed to changes in the spot market rates associated with the deployment of its vessel and its objective is to manage the impact of such changes in its earnings and cash flows. In this respect, during the period from December 13, 2016 to September 30, 2017, the Company engaged in a series of forward freight agreements (FFAs) to manage its exposure to spot market rate fluctuations. The FFAs which had not been renewed upon maturity, were used as economic hedge agreements and did not meet the hedge accounting criteria, therefore, changes in their fair value were recorded in earnings. During the period from December 13, 2016 to September 30, 2017, the Company realized a gain of $475,530 which is separately reflected as “Gain on derivative financial instruments” in the accompanying consolidated statement of comprehensive income. As of September 30, 2018 and December 31, 2018, the Company did not have any derivative instruments in place to manage such fluctuations.